31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets		R$ 4,058
Financial liabilities			R$ 18,764
Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	9,693
Financial assets at fair value	[1]	9,693
Financial liabilities	[1]	(18,872)
Financial liabilities at fair value	[1]	(18,872)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(536)
Financial liabilities at fair value	[1]	(536)
Loans, financing and debentures [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(15,020)
Financial liabilities at fair value	[1]	(15,020)
Debt with pension fund (forluz) [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(473)
Financial liabilities at fair value	[1]	(473)
Deficit of pension fund (forluz) [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(540)
Financial liabilities at fair value	[1]	(540)
Concessions payable [member] | Level 3 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(23)
Financial liabilities at fair value	[1]	(23)
Suppliers [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(2,358)
Financial liabilities at fair value	[1]	(2,358)
Leasing transactions [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(227)
Financial liabilities at fair value	[1]	(227)
Sector financial liabilities [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(231)
Financial liabilities at fair value	[1]	(231)
Restated [member]
Disclosure of detailed information about financial instruments [line items]
Assets			4,650	R$ 4,702
Restated [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		10,847
Financial assets at fair value	[1]		10,847
Financial liabilities	[1]		(18,281)
Financial liabilities at fair value	[1]		(18,281)
Restated [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]		(483)
Financial liabilities at fair value	[1]		(483)
Restated [member] | Loans, financing and debentures [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]		(14,777)
Financial liabilities at fair value	[1]		(14,777)
Restated [member] | Debt with pension fund (forluz) [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]		(566)
Financial liabilities at fair value	[1]		(566)
Restated [member] | Deficit of pension fund (forluz) [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]		(550)
Financial liabilities at fair value	[1]		(550)
Restated [member] | Concessions payable [member] | Level 3 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]		(20)
Financial liabilities at fair value	[1]		(20)
Restated [member] | Leasing transactions [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]		(288)
Financial liabilities at fair value	[1]		(288)
Restated [member] | Sector financial liabilities [member] | Level 2 [member] | Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]
Financial liabilities at fair value	[1]
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Assets		8,825
Financial assets at fair value		8,825
Financial liabilities		(19,408)
Financial liabilities at fair value		(19,408)
Derivative financial instruments [member] | Indemnifiable receivable generation [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets		816
Financial assets at fair value		816
Derivative financial instruments [member] | Concession financial assets - distribution infrastructure [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets		559
Financial assets at fair value		559
Derivative financial instruments [member] | Derivative financial instrument assets, ativas and sonda put options [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets		3
Financial assets at fair value		3
Derivative financial instruments [member] | Derivative financial instrument assets, swaps [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets		2,949
Financial assets at fair value		2,949
Derivative financial instruments [member] | Restated [member]
Disclosure of detailed information about financial instruments [line items]
Assets			3,971
Financial assets at fair value			3,971
Financial liabilities			(18,764)
Financial liabilities at fair value			(18,764)
Derivative financial instruments [member] | Restated [member] | Indemnifiable receivable generation [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets			816
Financial assets at fair value			816
Derivative financial instruments [member] | Restated [member] | Concession financial assets - distribution infrastructure [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets			484
Financial assets at fair value			484
Derivative financial instruments [member] | Restated [member] | Derivative financial instrument assets, ativas and sonda put options [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets			3
Financial assets at fair value			3
Derivative financial instruments [member] | Restated [member] | Derivative financial instrument assets, swaps [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets			1,691
Financial assets at fair value			1,691
Financial assets at amortised cost, class [member] | Concession grant fee generation concessions [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	2,549
Financial assets at fair value	[1]	2,549
Financial assets at amortised cost, class [member] | Escrow deposits [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	1,056
Financial assets at fair value	[1]	1,056
Financial assets at amortised cost, class [member] | Low income subsidy [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	43
Financial assets at fair value	[1]	43
Financial assets at amortised cost, class [member] | Reimbursement of tariff subsidy [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	88
Financial assets at fair value	[1]	88
Financial assets at amortised cost, class [member] | Concession financial assets CVA account and other financial components in tariff adjustments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	133
Financial assets at fair value	[1]	133
Financial assets at amortised cost, class [member] | Restricted cash [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	64
Financial assets at fair value	[1]	64
Financial assets at amortised cost, class [member] | Accounts receivable from customers and traders concession holders (transmission service) [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	4,534
Financial assets at fair value	[1]	4,534
Financial assets at amortised cost, class [member] | Accounts receivable from the state of minas gerais [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	12
Financial assets at fair value	[1]	12
Financial assets at amortised cost, class [member] | Marketable securities - cash investments [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]	1,214
Financial assets at fair value	[1]	1,214
Financial assets at amortised cost, class [member] | Restated [member] | Concession grant fee generation concessions [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		2,468
Financial assets at fair value	[1]		2,468
Financial assets at amortised cost, class [member] | Restated [member] | Escrow deposits [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		2,540
Financial assets at fair value	[1]		2,540
Financial assets at amortised cost, class [member] | Restated [member] | Low income subsidy [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		30
Financial assets at fair value	[1]		30
Financial assets at amortised cost, class [member] | Restated [member] | Reimbursement of tariff subsidy [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		97
Financial assets at fair value	[1]		97
Financial assets at amortised cost, class [member] | Restated [member] | Concession financial assets CVA account and other financial components in tariff adjustments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		882
Financial assets at fair value	[1]		882
Financial assets at amortised cost, class [member] | Restated [member] | Restricted cash [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		12
Financial assets at fair value	[1]		12
Financial assets at amortised cost, class [member] | Restated [member] | Accounts receivable from customers and traders concession holders (transmission service) [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		4,601
Financial assets at fair value	[1]		4,601
Financial assets at amortised cost, class [member] | Restated [member] | Accounts receivable from the state of minas gerais [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		115
Financial assets at fair value	[1]		115
Financial assets at amortised cost, class [member] | Restated [member] | Marketable securities - cash investments [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets	[1]		102
Financial assets at fair value	[1]		102
Financial assets at amortised cost, class [member] | Restated [member] | Suppliers [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]		(2,080)
Financial liabilities at fair value	[1]		(2,080)
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Assets		18,518
Financial assets at fair value		18,518
Financial assets at fair value through profit or loss, category [member] | Marketable securities - bank financial notes [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets		1,635
Financial assets at fair value		1,635
Financial assets at fair value through profit or loss, category [member] | Marketable securities - treasury financial notes [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Assets		731
Financial assets at fair value		731
Financial assets at fair value through profit or loss, category [member] | Marketable securities - bank certificates of deposit (CDBs) [member]
Disclosure of detailed information about financial instruments [line items]
Assets		545
Financial assets at fair value		545
Financial assets at fair value through profit or loss, category [member] | Cash equivalents investments [member]
Disclosure of detailed information about financial instruments [line items]
Assets		1,587
Financial assets at fair value		1,587
Financial assets at fair value through profit or loss, category [member] | Restated [member]
Disclosure of detailed information about financial instruments [line items]
Assets			14,818
Financial assets at fair value			14,818
Financial assets at fair value through profit or loss, category [member] | Restated [member] | Marketable securities - bank financial notes [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Assets			557
Financial assets at fair value			557
Financial assets at fair value through profit or loss, category [member] | Restated [member] | Marketable securities - treasury financial notes [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Assets			94
Financial assets at fair value			94
Financial assets at fair value through profit or loss, category [member] | Restated [member] | Marketable securities - bank certificates of deposit (CDBs) [member]
Disclosure of detailed information about financial instruments [line items]
Assets
Financial assets at fair value
Financial assets at fair value through profit or loss, category [member] | Restated [member] | Cash equivalents investments [member]
Disclosure of detailed information about financial instruments [line items]
Assets			326
Financial assets at fair value			326
Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets		4,498
Financial assets at fair value		4,498
Marketable securities [member] | Restated [member]
Disclosure of detailed information about financial instruments [line items]
Assets			977
Financial assets at fair value			977
Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments (SAAG put options) [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(536)
Financial liabilities at fair value		(536)
Financial liabilities at fair value through profit or loss, category [member] | Restated [member] | Derivative financial instruments (SAAG put options) [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			(483)
Financial liabilities at fair value			(483)
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Assets		4,498
Financial assets at fair value		R$ 4,498
Financial assets at fair value through profit or loss, category [member] | Restated [member]
Disclosure of detailed information about financial instruments [line items]
Assets			977
Financial assets at fair value			R$ 977

[1]	On December 31, 2020 and 2019, the book values of financial instruments reflect their fair values.